Interest and Finance Costs, Net - Schedule of Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest And Finance Costs Net
Interest on long-term debt	$ 3,835	$ 2,674	$ 2,577
Interest on promissory note	213	70	69
Long-term debt prepayment fees	56
Amortization and write-off of financing costs	386	153	164
Total	$ 4,490	$ 2,897	$ 2,810